UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4748

DREYFUS PREMIER FIXED INCOME FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	4/30/05

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
21	Statement of Financial Futures
21	Statement of Options Written
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
27	Financial Highlights
35	Notes to Financial Statements
50	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Core Bond Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Core Bond Fund, covering the six-month period from November 1, 2004, through April 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s primary portfolio manager, Kent Wosepka.

The six-month reporting period produced mixed results for most fixed-income securities.Although the Federal Reserve Board began to raise short-term interest rates before the reporting period in June 2004, longer-term bonds have remained remarkably resilient through 2004. Nonetheless, the first four months of 2005 saw heightened bond market volatility as higher interest rates and renewed inflationary pressures took their toll on investor sentiment. These factors led to price erosion late in the reporting period among corporate bonds and, to a lesser extent, U.S. government securities.

Nonetheless, fixed-income securities have held up well compared to previous periods of rising short-term interest rates. Strong demand from domestic and foreign investors have supported prices of U.S. Treasury securities, and stronger balance sheets and better business conditions have bolstered prices of corporate bonds. In our view, the bond market’s surprising strength represents yet another example of how a long-term investment perspective and a steady asset allocation strategy can benefit investors. As always, we encourage you to talk regularly with your financial advisor about the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

The Dreyfus Corporation May 16, 2005
2

DISCUSSION OF FUND PERFORMANCE

Kent Wosepka, Portfolio Manager

How did Dreyfus Premier Core Bond Fund perform relative to its benchmark?

For the six-month period ended April 30, 2005, the fund’s Class A shares achieved a 1.70% total return and distributed aggregate income dividends of $0.2970 per share, Class B shares achieved a 1.45% total return and distributed aggregate income dividends of $0.2617 per share, Class C shares achieved a 1.32% total return and distributed aggregate income dividends of $0.2428 per share and Class R shares achieved a 1.83% total return and distributed aggregate income dividends of $0.3158 per share.1 In comparison, the fund’s benchmark, the Lehman Brothers U.S.Aggregate Index (the “Index”), achieved a total return of 0.98% for the same period.2

Despite rising short-term interest rates, longer-term bond prices held up relatively well.The more interest-rate-sensitive areas of the market benefited from low inflation expectations during the first half of the reporting period, while corporate bonds rallied amid better business conditions. Market weakness during the reporting period’s second half was not enough to fully offset the first half ’s gains.The fund produced higher returns than the Index for the reporting period overall, primarily due to the success of its duration management, sector allocation and yield-curve positioning strategies.

Note to shareholders: On January 31, 2005, Kent Wosepka and Marc Seidner became the fund’s primary and secondary portfolio managers, respectively. Each is a dual employee of Dreyfus and Standish Mellon Asset Management, LLC (Standish), a subsidiary of Mellon Financial Corporation and a Dreyfus affiliate.They apply Standish’s proprietary processes in managing the fund. Mr.Wosepka also is a senior portfolio manager for Active Core Strategies with Standish, and joined Standish in 1998. Mr. Seidner also is the Director of Active Core Strategies with Standish, and joined Standish in 1995.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What is the fund’s investment approach?

The fund seeks to maximize total return through capital appreciation and current income.At least 80% of the fund must be invested in bonds, which include U.S. Treasury securities, U.S. government agency securities, corporate bonds, mortgage- and asset-backed securities, convertible securities and preferred stocks.The fund may invest up to 35% of its assets in bonds of below investment-grade credit quality, also known as high-yield securities. However, the fund seeks to maintain an overall portfolio credit quality of investment-grade (BBB or higher).

What other factors affected the fund’s performance?

The Federal Reserve Board (the “Fed”) continued to raise short-term interest rates throughout the reporting period, driving the overnight federal funds rate to 2.75% by the end of April 2005. Contrary to historical norms, however, longer-term bond prices remained relatively stable. Persistently low inflation and improving business conditions helped support prices of U.S. government securities and corporate bonds, respectively, during much of the reporting period.

As short-term yields rose and longer-term yields remained stable, yield differences narrowed among bonds of various maturities. The fund benefited from this trend by maintaining a “barbell” strategy that focused on securities at each end of the maturity spectrum to produce an average duration — a measure of sensitivity to changing interest rates — that was slightly shorter than industry averages.

In addition, the fund benefited from its holdings of corporate bonds early in the reporting period as default rates remained near historical lows in the recovering economy. As their prices rose, we reduced the fund’s exposure to corporate bonds. This shift away from corporate bonds benefited the fund’s relative performance during the second half of the reporting period, when deteriorating business fundamentals among major U.S. automotive companies caused corporate bond prices to retreat. In addition, rising energy prices and stronger labor

4

markets suggested that long-dormant inflationary pressures might be resurfacing, adversely affecting prices of most U.S. government securities. However, because we had maintained relatively light exposure to mortgage-backed securities and increased the fund’s holdings of Treasury Inflation Protected Securities (TIPS), the fund was spared the full brunt of market weakness. The fund also received positive contributions to its performance from its holdings of high-quality commercial mortgages and asset-backed securities.

What is the fund’s current strategy?

Just days after the end of the reporting period, the Fed raised the federal funds rate to 3%, and further increases are widely expected. In addition, a rally among U.S. government securities in April left their yields at levels similar to those from one year earlier, when short-term interest rates were two full percentage points lower. Accordingly, we have continued to maintain a relatively conservative investment posture, including a modestly short average duration and a relatively light position in corporate bonds. In our judgment, these are prudent strategies in a rising interest-rate environment.

May 16, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect from
October 1, 2004, through September 30, 2005, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S. Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Core Bond Fund from November 1, 2004 to April 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2005
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.55	$ 6.99	$ 8.24	$ 3.25
Ending value (after expenses)	$1,017.00	$1,014.50	$1,013.20	$1,018.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2005

	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.56	$ 7.00	$ 8.25	$ 3.26
Ending value (after expenses)	$1,020.28	$1,017.85	$1,016.61	$1,021.57

† Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.40% for Class B, 1.65% for Class C and .65% for Class R, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2005 (Unaudited)
	Principal
Bonds and Notes—101.2%	Amount [a]		Value ($)

Agricultural—.5%
Altria:
Debs., 7.75%, 2027	1,750,000	[b]	2,060,093
Notes, 7%, 2013	1,840,000		2,035,225
			4,095,318
Airlines—.0%
USAir,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	1,435,843	[c]	144
Asset-Backed Ctfs./Automobile Receivables—1.2%
AmeriCredit Automobile Receivables Trust:
Ser. 2002-EM, Cl. A3A, 2.97%, 2007	380,776		380,697
Ser. 2003-AM, Cl. A3A, 2.37%, 2007	144,624		144,549
Capital One Auto Finance Trust,
Ser. 2003-B, Cl. A4, 3.18%, 2010	350,000		343,903
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B, 4.64%, 2010	1,985,000		1,996,885
GS Auto Loan Trust,
Ser. 2004-1, Cl. A4, 2.65%, 2011	475,000		462,120
Navistar Financial Corp. Owner Trust,
Ser. 2003-A, Cl. A4, 2.24%, 2009	875,000		851,592
Onyx Acceptance Grantor Trust,
Ser. 2003-D, Cl. A4, 3.2%, 2010	750,000		742,231
Triad Auto Receivables Owner Trust,
Ser. 2002-A, Cl. A4, 3.24%, 2009	675,000		672,612
WFS Financial Owner Trust:
Ser. 2004-1, Cl. A4, 2.81%, 2011	500,000		487,955
Ser. 2005-2 Cl. B, 4.57%, 2012	2,560,000		2,573,200
Whole Auto Loan Trust,
Ser. 2003-1, Cl. A3A, 1.84%, 2006	750,000		747,379
			9,403,123
Asset-Backed Ctfs./Credit Cards—1.7%
Capital One Multi-Asset Execution Trust,
Ser. 2004—C1, Cl. C1, 3.4%, 2009	1,150,000		1,135,583
MBNA Credit Card Master Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	11,322,000		12,499,972
			13,635,555
Asset-Backed Ctfs./Home Equity Loans—7.1%
ACE Securities:
Ser. 2005-HE1, Cl. A2A, 3.14%, 2035	10,324,121	[d]	10,331,017
Ser. 2005-HE2, Cl. A2A, 3.11%, 2035	6,165,575	[d]	6,169,149

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Asset-Backed Ctfs./Home Equity Loans (continued)
Accredited Mortgage Loan Trust,
Ser. 2005-1 Cl. A2A, 3.12%, 2035	6,636,538	[d]	6,641,402
Bayview Financial Acquisition Trust,
Ser. 2005-B, Cl. 1A6, 5.208%, 2039	2,550,000		2,565,141
Bear Stearns Asset Backed Securities:
Ser. 2005-HE2, Cl. A1, 3.13%, 2035	2,314,064	[d]	2,315,660
Ser. 2005-HE3, Cl. A1, 2.93%, 2035	1,930,305	[d]	1,931,289
Ser. 2005-HE4, Cl. A1, 3.16%, 2035	2,405,000	[d]	2,405,000
Block Mortgage Finance,
Ser. 1999-1, Cl. A4, 6.6%, 2030	714,178		714,243
CIT Group Home Equity Loan Trust,
Ser. 2002-1, Cl. AF4, 5.97%, 2029	192,061		194,359
Carrington Mortgage Loan Trust,
Ser. 2005-OPT2, Cl. A1A, 3.18%, 2035	2,175,000		2,175,000
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl.A3A, 3.12%, 2035	2,785,000	[d]	2,785,000
Delta Funding Home Equity Loan Trust,
Ser. 2000-2, Cl. A6F, 7.97%, 2030	2,315		2,315
Equifirst Mortgage Loan Trust,
Ser. 2005-1, Cl. A1, 3.08%, 2035	8,404,798	[d]	8,409,671
Fremont Home Loan Trust,
Ser. 2005-1, Cl. 2A1, 3.12%, 2035	2,351,328	[d]	2,352,692
Mastr Asset Backed Securities Trust,
Ser. 2005-WMC1, Cl. A1, 3.254%, 2035	2,300,000	[d]	2,300,000
Morgan Stanley ABS Capital I,
Ser. 2005-WMC3, Cl. A2A, 3.18%, 2035	2,500,000		2,500,000
Residential Asset Securities,
Ser. 2005-EMX1, Cl. AI1, 3.12%, 2035	2,194,639	[d]	2,196,110
			55,988,048
Asset-Backed Ctfs./Manufactured Housing—.5%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	3,800,000		4,109,953
Asset-Backed/Other—5.6%
Conseco Finance Home Loan Trust,
Ser. 2000-E, Cl. A5, 8.02%, 2031	2,567,731		2,574,278
Countrywide Asset-Backed Ctfs. II,
Ser. 2005-2, Cl. A1, 3.11%, 2035	1,460,459	[d]	1,461,306
Morgan Stanley ABS Capital I,
Ser. 2005-WMC2, Cl. A2A, 3.1%, 2035	5,512,898	[d]	5,516,094

8

		Principal
Bonds and Notes (continued)		Amount [a]		Value ($)

Asset-Backed/Other (continued)
Park Place Securities:
Ser. 2005-WHQ1, Cl. A3A, 3.13% 2035		5,547,492	[d]	5,553,050
Ser. 2005-WHQ2, Cl. A2A, 3.16%, 2035		4,220,000	[d]	4,220,000
Residential Asset Mortgage Products:
Ser. 2003-RZ5, Cl. A2, 3.18%, 2027		505,390		504,319
Ser. 2004-RS12, Cl. AI6, 4.547%, 2034		1,450,000		1,431,432
Ser. 2005-RS2, Cl. AII1, 3.13%, 2035		3,333,962	[d]	3,336,703
Ser. 2005-RS2, Cl. M2, 3.5%, 2035		2,105,000	[d]	2,111,108
Ser, 2005-RS2, Cl, M3, 3.57%, 2035		600,000	[d]	602,435
Ser. 2005-RS3, Cl. AIA1, 2.95%, 2035		3,495,267	[d]	3,497,375
Ser. 2005-RZ1, Cl. A1, 3.12%, 2034		2,156,491	[d]	2,157,741
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035		9,715,000		9,653,454
Specialty Underwriting & Residential Finance,
Ser. 2005-BC1, Cl. A1A, 3.13%, 2035		2,136,296	[d]	2,137,534
				44,756,829
Auto Manufacturing—.7%
General Motors:
Bonds, 8.375%, 2033	EUR	1,575,000 [b]		1,539,830
Sr. Debs, 8.375%, 2033		5,241,000	[b]	3,998,160
				5,537,990
Banking—2.0%
Chuo Mitsui Trust & Banking,
Sub. Notes, 5.506%, 2049		1,000,000	[e]	957,735
Credit Suisse First Boston,
Sub. Notes, 7.75%, 2006		3,000,000	[e]	3,115,719
Dresdner Bank,
Notes, 3.2%, 2005		2,600,000	[d]	2,595,335
Hibernia,
Sub. Notes, 5.35%, 2014		1,710,000		1,726,353
Industrial Bank of Korea,
Sub. Notes, 4%, 2014		1,080,000	[e]	1,046,806
Washington Mutual,
Notes, 2.4%, 2005		3,100,000		3,081,016
Zions Bancorporation:
Sr. Notes, 2.7%, 2006		1,350,000		1,333,576
Sub. Notes, 6%, 2015		1,990,000		2,124,717
				15,981,257

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Building Materials—.1%
DR Horton,
Sr. Notes, 5.875%, 2013	720,000		723,164
Chemicals—1.5%
ICI Wilmington,
Notes, 5.625%, 2013	1,525,000		1,550,847
International Flavors & Fragrance,
Notes, 6.45%, 2006	4,240,000		4,339,886
Lubrizol,
Debs., 6.5%, 2034	1,865,000		2,021,604
RPM International:
Bonds, 6.25%, 2013	1,955,000		2,064,680
Sr. Notes, 4.45%, 2009	2,090,000	[e]	2,065,488
			12,042,505
Commercial Mortgage Pass-Through Ctfs.—.8%
Bear Stearns Commercial Mortgage Securities,
Ser. 2005-T18, Cl. A2, 4.556%, 2042	1,900,000		1,905,344
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A, 6.127%, 2017	2,035,000	[e]	2,201,138
Commercial Mortgage Pass Through Ctfs.,
Ser. 2000-C1, Cl. A1, 7.206%, 2033	480,928		503,271
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5, 5.16%, 2035	1,745,000		1,756,997
			6,366,750
Commercial Services—1.0%
Aramark Services,
Sr. Notes, 6.375%, 2008	2,600,000		2,733,281
Deluxe,
Notes, Ser. B, 3.5%, 2007	3,300,000		3,228,911
Erac USA Finance,
Notes, 7.95%, 2009	1,095,000	[e]	1,250,404
RR Donnelley & Sons,
Notes, 5%, 2006	1,000,000		1,009,530
			8,222,126
Computers—.3%
Hewlett-Packard,
Notes, 5.75%, 2006	2,665,000		2,736,171

10

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Diversified Financial Services—3.7%
Amvescap,
Sr. Notes, 5.9%, 2007	1,960,000	2,020,600
Capital One Bank,
Sub. Notes, 6.5%, 2013	2,624,000	2,842,907
Countrywide Home Loans:
Medium-Term Notes, Ser. J, 5.5%, 2006	1,200,000	1,221,637
Medium-Term Notes, Ser. L, 2.875%, 2007	3,345,000	3,268,232
Notes, 4.125%, 2009	2,010,000	1,969,603
Fondo LatinoAmericano De Reservas,
Notes, 3%, 2006	4,555,000 [e]	4,513,554
Glencore Funding,
Notes, 6%, 2014	3,920,000 [e]	3,719,237
HSBC Finance,
Notes, 5.75%, 2007	2,435,000	2,502,335
Pemex Finance,
Bonds, 9.69%, 2009	4,500,000	5,041,868
Texton Financial,
Notes, 2.75%, 2006	2,300,000	2,256,599
		29,356,572
Electric Utilities—2.2%
Ameren,
Bonds, 4.263%, 2007	800,000	800,305
FPL Energy National Wind,
Notes, 5.608%, 2024	750,000 [e]	759,149
PPL Capital Funding Trust I,
Sub. Notes, 7.29%, 2006	185,000	190,451
Pacific Gas & Electric:
First Mortgage, 4.2%, 2011	175,000	171,248
First Mortgage, 4.8%, 2014	3,516,000	3,496,293
Public Service Co. of Colorado,
First Mortgage, Ser. 12, 4.875%, 2013	5,963,000	6,019,392
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012	1,050,000	1,052,625
TXU,
Notes, 4.8%, 2009	5,450,000 [e]	5,347,638
		17,837,101

T h e F u n d 11

STATEMENT OF INVESTMENTS (continued)
		Principal
Bonds and Notes (continued)		Amount [a]		Value ($)

Entertainment—.7%
GTECH,
Notes, 4.75%, 2010		3,965,000		3,927,785
Mohegan Tribal Gaming Authority,
Sr. Notes, 6.125%, 2013		1,355,000	[b,e]	1,341,450
				5,269,235
Environmental Control—.4%
Waste Management:
Sr. Notes, 6.5%, 2008		1,280,000	[b]	1,363,734
Sr. Notes, 7%, 2028		1,350,000		1,542,746
				2,906,480
Food & Beverages—.9%
Kraft Foods,
Notes, 4.625%, 2006		3,918,000		3,947,604
Safeway:
Notes, 4.125%, 2008		1,295,000		1,267,217
Notes, 5.8%, 2012		530,000	[b]	549,411
Stater Brothers,
Sr. Notes, 8.125%, 2012		1,250,000		1,168,750
Unilever Capital,
Sr. Notes, 7.125%, 2010		450,000		508,919
				7,441,901
Foreign/Governmental—7.9%
Argentina Bonos,
Bonds, 3.01%, 2012		4,815,000	[d]	4,033,843
Australia Government,
Bonds, Ser. 121, 5.25%, 2010	AUD	20,000,000		15,566,058
Banco Nacional de Desenvolvimento
Economico e Social,
Notes, 5.832%, 2008		3,920,000	[d]	3,921,215
Deutsche Bundesrepublik:
Bonds, Ser. 03, 4.5%, 2013	EUR	2,755,000		3,860,945
Bonds, Ser. 03, 4.75%, 2034	EUR	5,435,000		7,937,786
Bonds, Ser. 98, 4.125%, 2008	EUR	8,960,000		12,091,453
Russian Government:
Bonds, 10%, 2007		7,115,000	[e]	7,915,438
Bonds, 12.75%, 2028		2,500,000		4,283,440
United Mexican States,
Notes, 6.625%, 2015		3,130,000	[b]	3,322,495
				62,932,673

12

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Gaming & Lodging—.2%
MGM Mirage,
Sr. Notes, 6%, 2009	1,310,000	1,298,538
Health Care—.7%
HCA,
Notes, 5.5%, 2009	2,707,000	2,699,293
UnitedHealth:
Notes, 5.2%, 2007	1,100,000	1,121,154
Notes, 7.5%, 2005	1,545,000	1,572,640
		5,393,087
Home Furnishings—.3%
Sony Capital,
Notes, 4.95%, 2006	1,975,000 [e]	2,004,882
Manufacturing—.7%
Bombardier:
Notes, 6.3%, 2014	2,400,000 [b,e]	2,076,000
Notes, 7.45%, 2034	4,615,000 [b,e]	3,807,375
		5,883,375
Media—1.5%
Clear Channel Communications:
Notes, 4.25%, 2009	1,800,000	1,727,712
Notes, 4.5%, 2010	2,300,000	2,203,814
Liberty Media,
Notes, 3.5%, 2006	2,980,000	2,947,125
Media General,
Notes, 6.95%, 2006	685,000	707,344
Reed Elsevier Capital,
Bonds, 6.125%, 2006	3,910,000	3,992,313
		11,578,308
Oil & Gas—1.2%
Amerada Hess,
Notes, 7.3%, 2031	1,745,000	2,000,882
Colorado Interstate Gas,
Sr. Notes, 5.95%, 2015	800,000 [e]	777,723
Kerr-McGee,
Notes, 6.95%, 2024	1,822,000	1,683,371
Pemex Project Funding Master Trust,
Notes, 7.375%, 2014	2,960,000	3,223,440

T h e F u n d 13

STATEMENT OF INVESTMENTS (continued)
	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Oil & Gas (continued)
Sempra Energy,
Sr. Notes, 4.621%, 2007	1,365,000	1,371,549
Transocean,
Notes, 6.625%, 2011	455,000	499,214
		9,556,179
Packaging & Containers—.3%
Sealed Air,
Bonds, 6.875%, 2033	1,770,000 [b,e]	1,967,484
Silgan Holdings,
Sr. Sub. Notes, 6.75%, 2013	250,000	250,000
		2,217,484
Paper & Forest Products—1.6%
Celulosa Arauco y Constitucion,
Notes, 5.625%, 2015	1,900,000 [e]	1,910,307
Georgia-Pacific:
Sr. Notes, 8%, 2024	1,745,000	1,867,150
Sr. Notes, 8.875%, 2010	1,120,000	1,248,800
Sappi Papier,
Notes, 6.75%, 2012	3,300,000 [e]	3,590,875
Temple-Inland,
Notes, 5.003%, 2007	3,800,000	3,836,944
		12,454,076
Pharmaceuticals—.7%
Medco Health Solutions,
Sr. Notes, 7.25%, 2013	4,725,000	5,260,224
Pipelines—1.2%
Plains All American Pipeline Finance:
Sr. Notes, 5.625%, 2013	4,436,000	4,591,752
Sr. Notes, 5.875%, 2016	4,672,000 [b]	4,895,457
		9,487,209
Property Casualty Insurance—2.0%
Ace Capital Trust II,
Bonds, 9.7%, 2030	2,220,000	3,006,313
Allstate,
Sr. Notes, 7.875%, 2005	650,000	650,000
American International,
Notes, 2.85%, 2005	2,110,000	2,102,586

14

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Property Casualty Insurance (continued)
Cincinnati Financial,
Sr. Notes, 6.125%, 2034	1,840,000	1,938,791
Infinity Property & Casualty,
Sr. Notes, Ser. B, 5.5%, 2014	260,000	257,746
North Front Pass-Through Trust,
Notes, 5.81%, 2024	1,927,000 [e]	1,979,769
Oil Casualty Insurance,
Sub. Debs., 8%, 2034	4,890,000 [e]	5,181,400
Prudential Financial,
Sr. Notes, 3.75%, 2008	800,000	788,717
		15,905,322
Real Estate Investment Trusts—2.1%
Archstone-Smith Operating Trust,
Notes, 3%, 2008	1,435,000	1,376,784
Arden Realty,
Notes, 5.25%, 2015	1,700,000	1,674,412
Duke Realty:
Notes, 4.625%, 2013	1,405,000	1,368,603
Sr. Notes, 5.25%, 2010	2,510,000	2,565,955
EOP Operating:
Bonds, 7.875%, 2031	1,410,000	1,736,158
Sr. Notes, 7%, 2011	825,000	912,482
ERP Operating,
Notes, 4.75%, 2009	1,000,000	1,003,736
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014	3,800,000	3,694,995
Mack-Cali Realty,
Notes, 5.05%, 2010	2,300,000	2,323,596
		16,656,721
Residential Mortgage
Pass-Through Ctfs.—2.6%
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5, 5.01%, 2035	2,350,000	2,351,856
Countrywide Home Loans:
Ser. 2002-J4, Cl. B3, 5.842%, 2032	354,894	355,280
Ser. 2003-18, Cl. B4, 5.5%, 2033	730,962	521,257

T h e F u n d 15

STATEMENT OF INVESTMENTS (continued)
	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Residential Mortgage
Pass-Through Ctfs. (continued)
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	7,030,002		7,250,072
JP Morgan Mortgage Trust,
Ser. 2005-A1 Cl. 5A1, 4.484%, 2035	1,308,578	[d]	1,290,650
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1, 7%, 2040	2,575,812	[e]	2,704,298
Prudential Home Mortgage Securities,
Ser. 1994-A, Cl. 5B, 6.73%, 2024	7,556	[e]	7,533
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2005-8XS, Cl. A1, 3.12%, 2035	1,563,318	[d]	1,563,318
Washington Mutual,
Ser. 2005-AR4, Cl. A4B, 4.68%, 2035	4,525,000	[d]	4,498,133
			20,542,397
Retail—.4%
May Department Stores:
Notes, 3.95%, 2007	750,000		743,154
Notes, 5.95%, 2008	1,035,000		1,073,596
Office Depot,
Notes, 6.25%, 2013	1,000,000		1,054,346
			2,871,096
Semiconductors—.2%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	1,150,000		1,184,500
State Government—1.5%
Tobacco Settlement Financing/NJ,
Bonds, 6.125%, 2042	11,630,000		11,711,526
Structured Index—2.1%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	17,275,000	[e,f]	16,264,413
Telecommunications—4.0%
Alltel:
Debs., 6.75%, 2005	1,500,000		1,517,448
Notes, 4.656%, 2007	2,250,000		2,270,205
BellSouth,
Notes, 4.258%, 2006	3,900,000	[e]	3,900,000
British Telecommunications,
Notes, 7.875%, 2005	2,027,000		2,078,098

16

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Telecommunications (continued)
Deutsche Telekom International Finance,
Bonds, 8.75%, 2030	4,350,000	[d]	5,846,487
France Telecom:
Notes, 7.45%, 2006	4,750,000		4,888,429
Notes, 8%, 2011	1,770,000	[d]	2,042,244
Nextel Communications,
Sr. Notes, 5.95%, 2014	685,000		696,988
Qwest,
Senior Notes, 7.875%, 2011	1,965,000	[e]	2,004,300
SBC Communications,
Notes, 5.625%, 2016	1,275,000		1,323,718
Sprint Capital:
Notes, 8.75%, 2032	1,085,000		1,463,470
Sr. Notes, 6.125%, 2008	3,448,000		3,626,551
TELUS,
Notes, 8%, 2011	320,000		370,053
			32,027,991
Textiles & Apparel—.0%
Phillips-Van Heusen,
Sr. Notes, 7.25%, 2011	250,000	[b]	251,250
U.S. Government—6.3%
U.S. Treasury Bonds,
6.25%, 5/15/2030	2,025,000		2,521,834
U.S. Treasury Inflation Protected Securities,
3.375%, 1/15/2007	30,174,275	[g]	31,699,220
U.S. Treasury Notes:
1.625%, 4/30/2005	9,980,000		9,978,004
3.375%, 9/15/2009	4,740,000		4,650,940
4.25%, 8/15/2013	700,000		705,852
			49,555,850
U.S. Government Agencies/Mortgaged Backed—32.8%
Federal Home Loan Mortgage Corp.:
5.5%, 6/1/2034	725,158		733,990
6%, 4/1/2014-12/1/2032	455,716		471,095
6.5%, 4/1/2029—10/1/2032	8,228,408		8,565,743
Multiclass Mortgage Participation Ctfs.,
REMIC, (Interest Only Obligation):
Ser. 2731, Cl. PY, 5%, 5/15/2026	4,367,209	[h]	809,692
Ser. 2752, Cl. GM, 5%, 3/15/2026	4,000,000	[h]	717,923

T h e F u n d 17

STATEMENT OF INVESTMENTS (continued)
	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

U.S. Government Agencies/Mortgaged Backed (continued)
Federal National Mortgage Association:
4.5%	31,825,000 [i]	31,457,014
4.5%, 10/1/2018	396,504	393,281
5%	67,200,000 [i]	66,765,122
5%, 9/1/2017-5/1/2018	5,637,697	5,689,198
5.5%, 2/1/2033-9/1/2034	24,188,835	24,443,973
6%	31,050,000 [i]	31,884,313
6%,9/1/2034	4,950,967	5,087,241
6.5%, 6/1/2014-4/1/2033	12,323,485	12,841,234
7%, 9/1/2014-11/1/2028	307,775	325,087
7.5%, 7/1/2029	145,416	156,004
REMIC Trust, Gtd. Pass-Through Ctfs.:
Ser. 2003-33, Cl. PB, 4%, 2/25/2022	118,311	118,209
Ser. 2004-58, Cl. L, 5%, 7/25/2034	5,831,533	5,944,547
Government National Mortgage Association I:
5.5%, 5/15/2033-2/15/2034	20,117,449	20,494,651
6%	5,600,000 [i]	5,775,000
6%, 4/15/2029-7/15/2034	17,786,117	18,368,055
6.5%, 4/15/2029	281,132	294,747
7%, 10/15/2028	145,881	154,862
7.5%, 8/15/2029	58,282	62,635
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027	2,750,000	2,695,000
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030	4,725,000	4,714,605
Ser. 2005-34, Cl. A, 4.32%, 6/16/2022	2,740,000	2,719,804
Government National Mortgage Association II:
3.375%, 4/20/2030	799,717 [d]	809,393
3.5%, 7/20/2030	879,894 [d]	890,567
7%, 5/20/2028-7/20/2031	347,382	367,290
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029	5,535,000	5,742,289
		259,492,564
Total Bonds and Notes
(cost $804,532,419)		800,939,887

Preferred Stocks—2.3%	Shares	Value ($)

Banking—.1%
Sovereign Capital Trust II,
Cum. Conv., $2.18754	22,050	983,981

18

Preferred Stocks (continued)	Shares	Value ($)

Health Care—2.2%
Schering-Plough,
Cum. Conv., $3.00	300,000	17,512,500
Total Preferred Stocks
(cost $16,136,219)		18,496,481

	Face Amount
	Covered by
Options—.0%	Contracts ($)	Value ($)

Call Options—.0%
U.S. Treasury Notes, 4%, 2/15/2015
May 2005 @ 96.9375	16,660,000	261,284
Put Options—.0%
U.S. Treasury Notes, 4%, 2/15/2015
June 2005 @ 95.328125	8,675,000	9,109
Total Options
(cost $296,895)		270,393

Other Investments—7.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $55,300,000)	55,300,000 [j]	55,300,000

	Principal
Short-Term Investments—11.4%	Amount [a]	Value ($)

U.S. Government Agencies—2.9%
Federal National Mortgage Association:
2.9%, 6/13/2005	200,000,000	19,933,966
3.074%, 5/27/2005	2,740,000	2,734,578
		22,668,544
U.S. Treasury Bills—8.5%
2.58%, 5/12/2005	23,228,000	23,211,276
2.33%, 5/26/2005	43,400,000	43,318,408
2.68%, 6/16/2005	600,000 [k]	598,014
		67,127,698
Total Short Term Investments
(cost $89,795,675)		89,796,242

T h e F u n d 19

STATEMENT OF INVESTMENTS (continued)
Investment of Cash Collateral
for Securities Loaned—2.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $18,492,563)	18,492,563 [j]	18,492,563

Total Investments (cost $984,553,771)	124.2%	983,295,566
Liabilities, Less Cash and Receivables	(24.2%)	(191,670,031)
Net Assets	100.0%	791,625,535

[a] Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
EUR—Euro
[b] All or a portion of these securities are on loan. At April 30, 2005, the total market value of the fund’s securities on loan is $17,535,496 and the total market value of the collateral held by the fund is $18,634,313, consisting of cash collateral of $18,492,563 and U.S. Government and agency securities valued at $141,750.
[c] Non-income producing—security in default.
[d] Variable rate security—interest rate subject to periodic change.
[e] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to $82,410,115 or 10.4% of net assets.
[f] Security linked to Goldman Sachs Non-Energy—Excess Return Index.
[g] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[h] Notional face amount shown.
[i] Purchased on a forward commitment basis.
[j] Investments in affiliated money market mutual funds.
[k] Held by a broker as collateral for open financial futures positions.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

U.S. Government & Agencies	39.1	Preferred Stocks	2.3
Corporate Bonds	31.1	Structured Index	2.1
Short Term/		State Government	1.5
Money Market Investments	20.7	Futures/Options/Forward Currency
Asset/Mortgage Backed	19.5	Exchange Contracts/Swaps	.3
Foreign/Governmental	7.9		124.5

† Based on net assets.
See notes to financial statements.

20

STATEMENT OF FINANCIAL FUTURES

April 30, 2005 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2005 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	93	19,316,391	June 2005	(11,625)
U.S. Treasury 5 Year Notes	383	41,537,547	June 2005	484,734
Financial Futures Short
U.S. Treasury 30 Year Bonds	100	11,484,375	June 2005	(174,375)
				298,734

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN

April 30, 2005 (Unaudited)

Face Amount
Covered by
Contracts ($)	Value ($)

Call Options;
U.S. Treasury Notes, 4%, 2/15/2015
May 2005 @ 98.484375	33,320,000	216,796
Put Options;
U.S. Treasury Notes, 4%, 2/15/2015
June 2005 @ 93.53125	17,350,000	2,429
(Premiums received $296,895)		219,225

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $17,535,496)—Note 1(c):
Unaffiliated issuers	910,761,208	909,503,003
Affiliated issuers	73,792,563	73,792,563
Cash denominated in foreign currencies	224,976	216,499
Receivable for investment securities sold		33,199,692
Dividends and interest receivable		7,420,424
Unrealized appreciation on forward
currency exchange contracts—Note 4		1,508,227
Receivable for shares of Beneficial Interest subscribed		540,042
Receivable from broker from swap transactions—Note 4		404,010
Unrealized appreciation on swap contracts—Note 4		34,737
Prepaid expenses		36,936
		1,026,656,133

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		564,039
Cash overdraft due to Custodian		117,968
Payable for investment securities purchased		213,729,127
Liability for securities on loan—Note 1(c)		18,492,563
Payable for shares of Beneficial Interest redeemed		1,129,086
Unrealized depreciation on swap contracts—Note 4		344,006
Outstanding options written, at value (premiums
received $296,895)—See Statement of Options Written		219,225
Payable for futures variation margin—Note 4		100,250
Accrued expenses		334,334
		235,030,598

Net Assets ($)		791,625,535

Composition of Net Assets ($):
Paid-in capital		797,288,073

Accumulated distributions in excess of investment income—net				(4,945,996)
Accumulated net realized gain (loss) on investments				(952,851)
Accumulated net unrealized appreciation (depreciation) on investments, foreign currency transactions, options transactions and swap transactions
(including $298,734 net unrealized appreciation on financial futures)				236,309

Net Assets ($)				791,625,535

Net Asset Value Per Share
	Class A	Class B	Class C	Class R

Net Assets ($)	469,434,522	239,213,492	63,524,153	19,453,368
Shares Outstanding	32,153,972	16,359,112	4,358,929	1,333,308

Net Asset Value Per Share ($)	14.60	14.62	14.57	14.59

See notes to financial statements
22

STATEMENT OF OPERATIONS Six Months Ended April 30, 2005 (Unaudited)
Investment Income ($):
Income:
Interest	16,962,381
Dividends:
Unaffiliated issuers	557,217
Affiliated issuers	605,536
Income from securities lending	44,191
Total Income	18,169,325
Expenses:
Management fee—Note 3(a)	2,470,857
Shareholder servicing costs—Note 3(c)	1,700,436
Distribution fees—Note 3(b)	877,938
Custodian fees—Note 3(c)	114,656
Trustees’ fees and expenses—Note 3(d)	53,166
Prospectus and shareholders’ reports	30,852
Professional fees	28,726
Registration fees	27,709
Interest expense—Note 2	17,688
Miscellaneous	21,620
Total Expenses	5,343,648
Less—reduction in management fee due to
undertaking—Note 3(a)	(765,844)
Net Expenses	4,577,804
Investment Income—Net	13,591,521

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	15,739,901
Net realized gain (loss) on options transactions	(16,790)
Net realized gain (loss) on financial futures	2,068,716
Net realized gain (loss) on swap transactions	(3,526,027)
Net realized gain (loss) on forward currency exchange contracts	(5,962,772)
Net Realized Gain (Loss)	8,303,028
Net unrealized appreciation (depreciation) on investments, foreign currency transactions, options transactions and swap transactions
(including $325,718 net unrealized appreciation on financial futures)	(8,519,433)
Net Realized and Unrealized Gain (Loss) on Investments	(216,405)
Net Increase in Net Assets Resulting from Operations	13,375,116

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004

Operations ($):
Investment income—net	13,591,521	33,476,055
Net realized gain (loss) on investments	8,303,028	(4,792,268)
Net unrealized appreciation
(depreciation) on investments	(8,519,433)	(1,314,683)
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,375,116	27,369,104

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(9,970,885)	(24,687,274)
Class B shares	(4,501,920)	(10,213,054)
Class C shares	(1,136,558)	(2,765,823)
Class R shares	(419,102)	(766,349)
Net realized gain on investments:
Class A shares	—	(1,952,180)
Class B shares	—	(858,904)
Class C shares	—	(257,231)
Class R shares	—	(30,674)
Total Dividends	(16,028,465)	(41,531,489)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	39,125,058	121,234,367
Class B shares	2,410,165	10,346,136
Class C shares	2,423,830	10,400,101
Class R shares	2,109,466	4,245,147
Net assets received in connection with
reorganization—Note 1:
Class A shares	—	10,380,708
Class B shares	—	13,630,135
Class C shares	—	7,228,640
Class R shares	—	19,095,717

24

	Six Months Ended
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A shares	7,883,166	19,957,268
Class B shares	2,968,393	7,293,148
Class C shares	667,524	1,697,654
Class R shares	384,519	725,412
Cost of shares redeemed:
Class A shares	(95,519,207)	(359,978,463)
Class B shares	(29,430,119)	(78,395,199)
Class C shares	(12,888,206)	(38,127,436)
Class R shares	(2,184,832)	(16,045,119)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(82,050,243)	(266,311,784)
Total Increase (Decrease) in Net Assets	(84,703,592)	(280,474,169)

Net Assets ($):
Beginning of Period	876,329,127	1,156,803,296
End of Period	791,625,535	876,329,127
Distributions in excess of investment income—net	(4,945,996)	(2,509,052)

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004

Capital Share Transactions:
Class A [a]
Shares sold	2,671,440	8,267,387
Shares issued in connection with
reorganization—Note 1	—	719,661
Shares issued for dividends reinvested	538,138	1,363,379
Shares redeemed	(6,511,935)	(24,497,425)
Net Increase (Decrease) in Shares Outstanding	(3,302,357)	(14,146,998)

Class B [a]
Shares sold	164,108	699,439
Shares issued in connection with
reorganization—Note 1	—	943,434
Shares issued for dividends reinvested	202,323	497,671
Shares redeemed	(2,007,290)	(5,369,591)
Net Increase (Decrease) in Shares Outstanding	(1,640,859)	(3,229,047)

Class C
Shares sold	165,658	708,342
Shares issued in connection with
reorganization—Note 1	—	501,789
Shares issued for dividends reinvested	45,646	116,260
Shares redeemed	(881,166)	(2,617,706)
Net Increase (Decrease) in Shares Outstanding	(669,862)	(1,291,315)

Class R
Shares sold	144.038	289,583
Shares issued in connection with
reorganization—Note 1	—	1,324,732
Shares issued for dividends reinvested	26,270	49,874
Shares redeemed	(149,631)	(1,110,177)
Net Increase (Decrease) in Shares Outstanding	20,677	554,012

a During the period ended April 30, 2005, 113,207 Class B shares representing $1,658,436 were automatically converted to 113,385 Class A shares and during the period ended October 31, 2004, 178,764 Class B shares representing $2,607,269 were automatically converted to 179,069 Class A shares.

See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2005			Year Ended October 31,

Class A Shares	(Unaudited)	2004 [a]	2003	2002 [b]	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	14.65	14.84	14.02	14.75	14.26	14.31
Investment Operations:
Investment income—net	.25[c]	.51[c]	.58[c]	.76[c]	.97	.94
Net realized and unrealized
gain (loss) on investments	.00[d]	(.07)	.82	(.61)	.49	(.02)
Total from
Investment Operations	.25	.44	1.40	.15	1.46	.92
Distributions:
Dividends from
investment income—net	(.30)	(.59)	(.58)	(.79)	(.97)	(.97)
Dividends from net realized
gain on investments	—	(.04)	—	(.09)	—	—
Total Distributions	(.30)	(.63)	(.58)	(.88)	(.97)	(.97)
Net asset value,
end of period	14.60	14.65	14.84	14.02	14.75	14.26

Total Return (%) [e]	1.70[f]	3.04	10.12	1.05	10.42	6.65

The Fund 27

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	April 30, 2005		Year Ended October 31,

Class A Shares	(Unaudited)	2004 [a]	2003	2002 [b]	2001	2000

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[g]	1.10	1.10	1.08	.99	1.01
Ratio of net expenses
to average net assets	.91[g]	1.09	1.10	1.08	.99	1.01
Ratio of net investment income
to average net assets	3.50[g]	3.50	3.93	5.32	6.56	6.60
Portfolio Turnover Rate	235.59[f,h]	736.80[h]	823.47	617.61	516.45	576.17

Net Assets, end of period

($ x 1,000) 469,435 519,446 736,291 1,009,786 926,023 386,547

[a]	As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for the fiscal year ended October 31, 2004, was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 3.46% to 3.50%. Per share data and ratios/supplemental data for periods prior to
November 1, 2003 have not been restated to reflect these changes in presentation.
[b]	As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 5.49% to 5.32%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect these changes in presentation.
[c]	Based on average shares outstanding at each month end.
[d]	Amount represents less than $.01 per share.
[e]	Exclusive of sales charge.
[f]	Not annualized.
[g]	Annualized.
[h]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2005 and
October 31, 2004, were 215.72% and 705.69%, respectively.
See notes to financial statements.

28

Six Months Ended
April 30, 2005			Year Ended October 31,

Class B Shares	(Unaudited)	2004 [a]	2003	2002 [b]	2001	2000 [c]

Per Share Data ($):
Net asset value,
beginning of period	14.67	14.87	14.04	14.77	14.28	14.14
Investment Operations:
Investment income—net	.22[d]	.44[d]	.50[d]	.69[d]	.89	.57
Net realized and unrealized
gain (loss) on investments	(.01)	(.08)	.85	(.61)	.49	.14
Total from Investment Operations	.21	.36	1.35	.08	1.38	.71
Distributions:
Dividends from
investment income—net	(.26)	(.52)	(.52)	(.72)	(.89)	(.57)
Dividends from net realized
gain on investments	—	(.04)	—	(.09)	—	—
Total Distributions	(.26)	(.56)	(.52)	(.81)	(.89)	(.57)
Net asset value, end of period	14.62	14.67	14.87	14.04	14.77	14.28

Total Return (%) [e]	1.45[f]	2.50	9.72	.60	9.80	7.55[g]

The Fund 29

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	April 30, 2005		Year Ended October 31,

Class B Shares	(Unaudited)	2004 [a]	2003	2002 [b]	2001	2000 [c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.59[g]	1.57	1.53	1.52	1.55	1.50[g]
Ratio of net expenses
to average net assets	1.40[g]	1.55	1.53	1.52	1.55	1.50[g]
Ratio of net investment income
to average net assets	3.01[g]	3.04	3.43	4.80	5.84	5.61[g]
Portfolio Turnover Rate	235.59[f,h] 736.80[h]		823.47	617.61	516.45	576.17

Net Assets, end of period

($ x 1,000) 239,213 264,124 315,616 309,167 207,482 9,842

[a]	As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for the fiscal year ended October 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.00% to 3.04%. Per share data and ratios/supplemental data for periods prior to November 1, 2003 have not been restated to reflect these changes in presentation.
[b]	As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 4.97% to 4.80%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect these changes in presentation.
[c]	From March 1, 2000 (commencement of initial offering) to October 31, 2000.
[d]	Based on average shares outstanding at each month end.
[e]	Exclusive of sales charge.
[f]	Not annualized.
[g]	Annualized.
[h]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2005 and
October 31, 2004, were 215.72% and 705.69%, respectively.
See notes to financial statements.

30

Six Months Ended
April 30, 2005			Year Ended October 31,

Class C Shares	(Unaudited)	2004 [a]	2003	2002 [b]	2001	2000 [c]

Per Share Data ($):
Net asset value,
beginning of period	14.62	14.82	13.99	14.72	14.23	14.14
Investment Operations:
Investment income—net	.20[d]	.41[d]	.47[d]	.66[d]	.85	.54
Net realized and unrealized
gain (loss) on investments	(.01)	(.09)	.84	(.61)	.49	.09
Total from Investment Operations	.19	.32	1.31	.05	1.34	.63
Distributions:
Dividends from
investment income—net	(.24)	(.48)	(.48)	(.69)	(.85)	(.54)
Dividends from net realized
gain on investments	—	(.04)	—	(.09)	—	—
Total Distributions	(.24)	(.52)	(.48)	(.78)	(.85)	(.54)
Net asset value, end of period	14.57	14.62	14.82	13.99	14.72	14.23

Total Return (%) [e]	1.32[f]	2.24	9.47	.35	9.54	6.73[g]

The Fund 31

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	April 30, 2005		Year Ended October 31,

Class C Shares	(Unaudited)	2004 [a]	2003	2002 [b]	2001	2000 [c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.83[g]	1.82	1.78	1.77	1.77	1.69[g]
Ratio of net expenses
to average net assets	1.65[g]	1.80	1.78	1.77	1.77	1.69[g]
Ratio of net investment income
to average net assets	2.77[g]	2.80	3.22	4.59	5.58	5.11[g]
Portfolio Turnover Rate	235.59[f,h] 736.80[h]		823.47	617.61	516.45	576.17

Net Assets, end of period
($ x 1,000)	63,524	73,541	93,638	102,377	85,819	3,829

[a]	As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for the fiscal year ended October 31, 2004, was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 2.76% to 2.80%. Per share data and ratios/supplemental data for periods prior to
November 1, 2003 have not been restated to reflect these changes in presentation.
[b]	As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 4.76% to 4.59%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect these changes in presentation.
[c]	From March 1, 2000 (commencement of initial offering) to October 31, 2000.
[d]	Based on average shares outstanding at each month end.
[e]	Exclusive of sales charge.
[f]	Not annualized.
[g]	Annualized.
[h]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2005 and
October 31, 2004, were 215.72% and 705.69%, respectively.
See notes to financial statements.

32

Six Months Ended
April 30, 2005			Year Ended October 31,

Class R Shares	(Unaudited)	2004 [a]	2003	2002 [b]	2001	2000 [c]

Per Share Data ($):
Net asset value,
beginning of period	14.64	14.84	14.02	14.75	14.26	14.14
Investment Operations:
Investment income—net	.27[d]	.56[d]	.62[d]	.81[d]	1.01	.62
Net realized and unrealized
gain (loss) on investments	(.00)[e]	(.08)	.84	(.60)	.48	.13
Total from Investment Operations	.27	.48	1.46	.21	1.49	.75
Distributions:
Dividends from
investment income—net	(.32)	(.64)	(.64)	(.85)	(1.00)	(.63)
Dividends from net realized
gain on investments	—	(.04)	—	(.09)	—	—
Total Distributions	(.32)	(.68)	(.64)	(.94)	(1.00)	(.63)
Net asset value, end of period	14.59	14.64	14.84	14.02	14.75	14.26

Total Return (%)	1.83[f]	3.38	10.58	1.49	10.67	8.03[g]

The Fund 33

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	April 30, 2005		Year Ended October 31,

Class R Shares	(Unaudited)	2004 [a]	2003	2002 [b]	2001	2000 [c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71[g]	.70	.68	.65	.73	2.85[g]
Ratio of net expenses
to average net assets	.65[g]	.69	.68	.65	.73	2.85[g]
Ratio of net investment income
to average net assets	3.74[g]	4.02	4.18	5.69	6.79	6.45[g]
Portfolio Turnover Rate	235.59[f,h] 736.80[h]		823.47	617.61	516.45	576.17

Net Assets, end of period
($ x 1,000)	19,453	19,219	11,259	7,970	5,854	1

[a]	As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for the fiscal year ended October 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.98% to 4.02%. Per share data and ratios/supplemental data for periods prior to November 1, 2003 have not been restated to reflect these changes in presentation.
[b]	As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 5.86% to 5.69%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect these changes in presentation.
[c]	From March 1, 2000 (commencement of initial offering) to October 31, 2000.
[d]	Based on average shares outstanding at each month end.
[e]	Amount represents less than $.01 per share.
[f]	Not annualized.
[g]	Annualized.
[h]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2005 and
October 31, 2004, were 215.72% and 705.69%, respectively.
See notes to financial statements.

34

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Core Bond Fund (the “fund”) is a separate diversified series of Dreyfus Premier Fixed Income Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

On April 30, 2004, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to the liabilities, of the Income Portfolio of the Bear Stearns Funds, were transferred to the fund in exchange for shares of Beneficial Interest of the fund of equal value. Shareholders of Class A, Class B, Class C and Class Y shares of the Income Portfolio received

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Class A, Class B, Class C and Class R shares, respectively, of the fund, in each case, in an amount equal to the aggregate net asset value of their respective investment in the Income Portfolio at the time of the exchange.The fund’s net asset value on April 30, 2004 was $14.43 per share for Class A shares, $14.45 per share for Class B shares, $14.40 per share for Class C shares and $14.42 per share for Class R shares and a total of 719,661 Class A shares, 943,434 Class B shares, 501,789 Class C shares and 1,324,732 Class R shares, representing net assets of $10,380,708 Class A shares, $13,630,135 Class B shares, $7,228,640 Class C shares and $19,095,717 Class R shares (including $36,654 net unrealized depreciation on investments), were issued to the shareholders of the Income Portfolio in the exchange.The exchange was a tax free event to shareholders.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid

36

prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data,the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Swap transactions are valued daily based upon future cash flows and other factors, such as interest rates and underlying securities. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash

38

collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $7,920,146 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2004.The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the fund’s merger with Bear Stearns Income Portfolio. If not applied $1,791,693 of the carryover expires in fiscal 2010, $64,381 expires in fiscal 2011 and $6,064,072 expires in fiscal 2012.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2004 was as follows: ordinary income $41,531,489. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $20 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the leveraging arrangement during the period ended April 30, 2005 was approximately $1,386,700, with a related weighted average annualized interest rate of 2.57% ..

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken, from October 1, 2004 through September 30, 2005, that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, interest expense, shareholder services plan fees and extraordinary expenses, exceed an annual rate of .65% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The reduction in management fee, pursuant to the undertaking, amounted to $765,844 during the period ended April 30, 2005.

During the period ended April 30, 2005, the Distributor retained $15,983 from commissions earned on sales of the fund’s Class A shares and $413,278 and $4,581 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

40

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2005, Class B and Class C shares were charged $624,374 and $253,564, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2005, Class A, Class B and Class C shares were charged $608,708, $312,187 and $84,521, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2005, the fund was charged $305,164 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2005, the fund was charged $114,656 pursuant to the custody agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $390,467, Rule 12b-1 distribution plan fees $138,005, shareholder services plan fees $158,702, custodian fees $33,729 and transfer agency

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

per account fees $107,382, which are offset against an expense reimbursement currently in effect in the amount of $264,246.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, options transactions, forward currency exchange contracts and swap transactions during the period ended April 30, 2005, amounted to $1,873,026,414 and $1,935,130,075, respectively, of which $157,940,899 in purchases and $158,256,989 in sales were from dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board

42

of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2005, are set forth in the Statement of Financial Futures.

The following summarizes the fund’s call/put options written for the
period ended April	30, 2005:
	Face Amount		Options Terminated

	Covered by	Premiums	Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($) Gain ($)

Contracts outstanding
October 31, 2004	—	—
Contracts written	50,550,000	296,895
Contracts outstanding
April 30, 2005	50,550,000	296,895

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at April 30, 2005:

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)

Purchases;
Brazilian Real,
expiring 8/15/2005	13,720,000	4,915,801	5,040,783	124,982
		Proceeds ($)
Sales:
Australian Dollar,
expiring 6/15/2005	19,940,000	15,641,135	15,515,314	125,821
Euro, expiring
6/15/2005	20,600,000	27,786,104	26,528,680	1,257,424
Total				1,508,227

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation

44

(depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Prior to November 1, 2003, these interim payments were reflected within interest income in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay or receive a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credits protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap.The following summarizes credit default swaps entered into by the fund at April 30, 2005:

		Unrealized
		Appreciation
Notional Amount ($)	Description	(Depreciation) ($)

3,950,000	Agreement with Morgan Stanley terminating	(14,142)
March 20, 2006 to receive a fixed rate of
1.625% and pay the notional amount as a
result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on Republic of Argentina,
	3.01%, 8/3/2012
2,798,000	Agreement with Bear Stearns terminating	6,767
	June 20, 2010 to receive a fixed rate of
.33% and pay the notional amount as a result of
interest payment default totaling $1,000,000
or principal payment default of $10,000,000
on Berkshire Hathaway, 4.125%, 1/15/2010
2,004,000	Agreement with UBS terminating	(17,307)
	March 20, 2008 to pay a fixed rate of
3.92% and receive the notional amount as a
result of interest payment default totaling
$1,000,000 or principal payment default of
$10,000,000 on Bombardier, 6.75%, 5/1/2012

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Unrealized
		Appreciation
Notional Amount ($)	Description	(Depreciation) ($)

4,121,000	Agreement with Bear Stearns terminating	(912)
February 20, 2006 to pay a fixed rate of
.60% and receive the notional amount as a
result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on Republic of Columbia,
	10.375%, 1/28/2033
4,121,000	Agreement with Bear Stearns terminating	(57,634)
February 20, 2008 to receive a fixed rate of
2.07% and pay the notional amount as a
result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on Republic of Columbia,
	10.375%, 1/28/2033
3,927,000	Agreement with Citigroup terminating	(45,297)
	June 20, 2008 to receive a fixed rate of
	4% and pay the notional amount as a
result of interest payment default totaling
$1,000,000 or principal payment default of
$10,000,000 on Ford Motor, 7%, 10/1/2013
2,700,000	Agreement with Citigroup terminating	24,728
June 20, 2010 to pay a fixed rate of 4.5%
and receive the notional amount as a result of
interest payment default totaling $1,000,000
or principal payment default of $10,000,000
	on Ford motor, 7%, 10/1/2013
3,908,000	Agreement with Bear Stearns terminating	(23,042)
June 20, 2006 to receive a fixed rate of 2.9%
and pay the notional amount as a result of
interest payment default totaling $1,000,000
or principal payment default of $10,000,000
	on GMAC, 6.875%, 8/28/2012
6,204,000	Agreement with Bear Stearns terminating	3,242
March 20, 2015 to pay a fixed rate of .155%
and receive the notional amount as a result of
interest payment default totaling $1,000,000
or principal payment default of $10,000,000
on HSBC Bank, Variable Rate, 4/12/2006
1,865,000	Agreement with JP Morgan terminating	(3,666)
June 20, 2010 to pay a fixed rate of .30%
and receive the notional amount as a result of
interest payment default totaling $1,000,000
or principal payment default of $10,000,000
	on St. Paul Cos., 6.38%, 12/15/2008
2,798,000	Agreement with Bear Stearns terminating	(5,500)
June 20, 2010 to pay a fixed rate of .37%
and receive the notional amount as a result of
interest payment default totaling $1,000,000
or principal payment default of $10,000,000
	on St. Paul Cos., 6.38%, 12/15/2008

46

		Unrealized
		Appreciation
Notional Amount ($)	Description	(Depreciation) ($)

4,010,000	Agreement with Bear Stearns terminating	(11,178)
March 20, 2010 to receive a fixed rate of
	.35% and pay the notional amount as a
result of interest payment default totaling
$1,000,000 or principal payment default of
$10,000,000 on Tyco, 6%, 11/15/2013
7,208,000	Agreement with UBS terminating	(100,606)
March 20, 2015 to receive a fixed rate of .53%
and pay the notional amount as a result of
interest payment default totaling $1,000,000
or principal payment default of $10,000,000
	on Washington Mutual, 4%, 1/15/2009
5,200,000	Agreement with Citigroup terminating	(64,722)
March 20, 2015 to receive a fixed rate of .53%
and pay the notional amount as a result of
interest payment default totaling $1,000,000
or principal payment default of $10,000,000
	on Washington Mutual, 4%, 1/15/2009
Total		(309,269)

Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount.To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively.The following summarizes total return swaps entered into by the fund at April 30, 2005:

Unrealized
Notional Amount ($)	Description	Appreciation ($)

37,500,000	Agreement with Citigroup terminating	—
June 1, 2005 to pay a floating rate on the
1 month Libor minus .15% and to receive
if positive (pay if negative) the notional
amount as a result of the monthly total
return on the Lehman CMBS ERISA Index

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2005, accumulated net unrealized depreciation on investments was $1,258,205, consisting of $7,619,490 gross unrealized appreciation and $8,877,695 gross unrealized depreciation.

At April 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The

48

Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 49

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on November 10, 2004, the Board considered the re-approval of the fund’s Management Agreement for the remainder of its effective term (through September 11,2005),pur-suant to which the Manager provides the fund with investment advisory and administrative services.The Board members who are not “interested persons”(as defined in the Act (the “Independent Directors”)) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Quality and Extent of Services Provided to the Fund.The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and discussed the nature, quality and extent of the services provided to the fund pursuant to its Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within Dreyfus. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant emphasis on comparisons to a group of comparable funds and Lipper averages. The

50

Board reviewed the fund’s performance, management fee, and total expense ratio within this comparison group and against the fund’s Lipper category average, and discussed the results of the comparisons.The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund. The Board members noted that the fund’s income performance was higher than the fund’s comparison group and Lipper category average, but that its total return performance was lower than the fund’s comparison group and Lipper category averages. Over the past year, the Board had expressed its concern to the Manager over the fund’s volatile performance history. In responding to those concerns, representatives of the Manager informed the Board at the meeting that they were in the process of reviewing alternatives for a new primary portfolio manager for the fund and would make a recommendation to the Board in that regard when its review was complete.The Board members also discussed the fund’s management fee and expense ratio, noting that the fund’s expense ratio was similar to the comparison group average and lower than the Lipper category average.They reviewed the range of management fees in the comparison group, and noted the Manager’s current voluntary undertaking to reduce the fund’s expense ratio for a one-year period brought the fund’s expense ratio closer to the fund’s comparison group average and below the fund’s Lipper category average.

The Board members also reviewed the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates (the “Similar Funds”).These comparison groups compared the management fee and total expense ratios of the Similar Funds and were composed exclusively of investment companies affiliated with the Manager that were reported in the same Lipper category as the fund. They also reviewed the fees paid by certain “wrap fee” separate accounts managed by the Manager (the “Separate Accounts” and, collectively with the Similar Funds, the “Similar Accounts”) with similar investment objectives and policies as the fund. The Manager’s representatives explained the nature of each Similar Account and the differences, from the Manager’s

The Fund 51

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L

O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

perspective, in management of such Similar Accounts as compared to management of the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided. It was noted that most of the Similar Funds that had lower management fees than the fund were designed exclusively either for institutional investors only or for private wealth clients as part of a private asset management program. One other Similar Fund had a lower management fee than the fund, while others had either the same or a higher management fee as the fund.The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager to evaluate the appropriateness and reasonableness of the fund’s advisory fees. A discussion ensued and the Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in light of the relevant circumstances for the fund, including the recent decline in assets and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, quality and extent of such services and that a discussion of economies of scale are predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have

52

realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the fund’s overall performance and generally superior service levels rendered.

At the conclusion of these discussions, each of the Independent Directors expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, quality and extent of the services provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance, not- ing in particular management’s representations with respect to new portfolio management for the fund.
  The Board concluded that the fund’s fee paid to the Manager was reasonable in light of comparative performance and expense and advisory fee information, particularly given the Manager’s imple- mentation of an undertaking to reduce expenses, costs of the ser- vices provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board recognized that economies of scale may be realized as the fund’s assets increase and determined that, to the extent that material economies of scale had not been shared with the fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 53

For More	Information

Dreyfus Premier	Transfer Agent &
Core Bond Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Corporate Bond Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Corporate Bond Fund, covering the six-month period from November 1, 2004, through April 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s primary portfolio manager, David Bowser.

The six-month reporting period produced mixed results for most fixed-income securities.Although the Federal Reserve Board began to raise short-term interest rates before the reporting period in June 2004, longer-term bonds have remained remarkably resilient through 2004. Nonetheless, the first four months of 2005 saw heightened bond market volatility as higher interest rates and renewed inflationary pressures took their toll on investor sentiment. These factors led to price erosion late in the reporting period among corporate bonds and, to a lesser extent, U.S. government securities.

Nonetheless, fixed-income securities have held up well compared to previous periods of rising short-term interest rates. Strong demand from domestic and foreign investors have supported prices of U.S. Treasury securities, and stronger balance sheets and better business conditions have bolstered prices of corporate bonds. In our view, the bond market’s surprising strength represents yet another example of how a long-term investment perspective and a steady asset allocation strategy can benefit investors. As always, we encourage you to talk regularly with your financial advisor about the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

The Dreyfus Corporation May 16, 2005
2

DISCUSSION OF FUND PERFORMANCE

David Bowser, Portfolio Manager

How did Dreyfus Premier Corporate Bond Fund perform relative to its benchmark?

For the six-month period ended April 30, 2005, the fund’s Class A shares achieved a –0.94% total return and distributed aggregate income dividends of $0.2551 per share, Class B shares achieved a –1.21% total return and distributed aggregate income dividends of $0.2204 per share, Class C shares achieved a –1.33% total return and distributed aggregate income dividends of $0.2049 per share and Class R shares achieved a –0.84% total return and distributed aggregate income dividends of $0.2684 per share.1 In comparison, the fund’s benchmark, the Lehman Brothers U.S. Credit Index, achieved a total return of 0.57% for the same period.2

Despite a rally during the final months of 2004, rising inflationary pressures and poor financial results in the automotive sector in early 2005 caused corporate bond prices to produce lackluster returns for the reporting period overall.The fund’s returns trailed its benchmark, primarily due to weakness among the fund’s BB-rated holdings, which are not represented in the benchmark.

Note to shareholders: On January 31, 2005, David Bowser and John McNichols became the fund’s primary and secondary portfolio managers, respectively. Each is a dual employee of Dreyfus and Standish Mellon Asset Management, LLC (Standish), a subsidiary of Mellon Financial Corporation and a Dreyfus affiliate. They apply Standish’s proprietary processes in managing the fund. Mr. Bowser also is the Strategist for Investment Grade Credit and a portfolio manager for corporate securities portfolios with Standish, and joined Standish in 2000. Mr. McNichols also is the Director of Credit Research and Investment for Standish, and joined Standish in 1993.

What is the fund’s investment approach?

The fund seeks to maximize total return through capital appreciation and current income.To pursue this goal, the fund invests at least 80% of its assets in bonds issued by “domestic” companies, which include U.S. dollar-denominated bonds issued by domestic or foreign-based companies. Normally, at least 75% of the fund’s assets will be invested in bonds

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

rated investment grade (BBB/Baa or higher) or the unrated equivalent as determined by Dreyfus.Although the fund may invest up to 25% of its assets in lower-rated, “high-yield” bonds, we seek to maintain the fund’s average credit quality within the investment-grade range.

When choosing securities, we review each issuer’s credit quality and the current state and long-term outlook of its industry or sector. Interest-rate and liquidity conditions are also factors.

What other factors influenced the fund’s performance?

Corporate bonds continued to gain value in the final months of 2004 as business conditions improved in a recovering economy. However, investor sentiment shifted in early 2005, when a stronger labor market and surging energy prices suggested that long-dormant inflationary pressures might be resurfacing. These factors reduced investors’ appetite for risk, and corporate bond prices began to fall as yield spreads widened toward historical norms. Weakness was particularly pronounced among lower-rated issues.

The market’s decline intensified in March 2005, when automotive giant General Motors reported a larger-than-expected loss and investors speculated that the major rating agencies might downgrade the company’s unsecured debt to the “high-yield” range — which in turn, hurt the fund’s performance somewhat. Indeed, just days after the end of the reporting period, Standard & Poor’s downgraded the credit ratings of both General Motors and Ford.

These developments placed pressure on the fund’s lower-rated corporate bond holdings, including those with “BB” credit ratings, which is the top of the high yield range. Because the fund’s benchmark contains no BB-rated bonds, the fund’s relative performance suffered. However, weakness among the fund’s lower-rated holdings was offset to a significant degree by relatively strong returns from a number of industry groups, including banks, insurance companies, real estate investment trusts, basic materials producers, aerospace and defense companies and waste management firms. Bonds from issuers in these areas weathered the downturn relatively well, and they generally have continued to offer attractive yields.

In addition, the fund successfully avoided the full brunt of weakness affecting airlines, which were hurt by rising fuel and security costs, and media companies, where management teams appeared to focus on

4

shareholder-friendly activities, such as stock buy-backs and dividend increases, over policies that benefit bondholders more.

Finally, the fund also benefited during most of the reporting period from the relatively short “average duration” — a measure of sensitivity to changing interest rates — among its holdings of U.S. government securities. This positioning helped keep funds available for higher-yielding opportunities as they became available in the rising interest-rate environment.

What is the fund’s current strategy?

As of the reporting period’s end, default rates have remained near historical lows and we have not seen the kind of speculative over-investment that typically heralds protracted bear markets. However, yield spreads remain narrower than historical norms, and we believe that selectivity through fundamental research is likely to be key to investment success in today’s market.

Accordingly, since assuming management responsibility for the fund in late January 2005, we have focused on identifying income-oriented opportunities from corporate issuers that, in our judgment, are positioned to weather heightened volatility as the bond market adjusts to the next phase of the economic cycle.The 15 securities analysts on our team have found a number of such opportunities among bonds rated “BB” and “BBB” that, in our judgment, may have been “underrated” by the major agencies.We also have focused on specific credits that we believe may qualify for credit-rating upgrades from the high-yield category to the investment-grade range.

May 16, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through October 31, 2005. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S. Credit Index is a widely accepted, unmanaged index of publicly issued, non-convertible, dollar-denominated, investment-grade U.S. corporate and specified foreign securities, with at least $150 million par amounts outstanding and at least one year to maturity.

The Fund 5

>

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Corporate Bond Fund from November 1, 2004 to April 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2005
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 5.43	$ 7.89	$ 9.11	$ 4.20
Ending value (after expenses)	$990.60	$987.90	$986.70	$991.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2005

	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 5.51	$ 8.00	$ 9.25	$ 4.26
Ending value (after expenses)	$1,019.34	$1,016.86	$1,015.62	$1,020.58

† Expenses are equal to the fund’s annualized expense ratio of 1.10% for Class A, 1.60% for Class B, 1.85% for Class C and .85% for Class R, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2005 (Unaudited)
	Principal
Bonds and Notes—98.2%	Amount ($)	Value ($)

Aerospace & Defense—2.5%
L-3 Communications,
Sr. Notes, 7.625%, 2012	50,000	53,125
Lockheed Martin,
Notes, 7.25%, 2006	100,000	102,992
Raytheon,
Notes, 6.5%, 2005	14,000	14,081
		170,198
Agricultural—3.1%
Altria,
Notes, 7.2%, 2007	150,000	156,983
RJ Reynolds Tobacco,
Notes, 7.25%, 2012	50,000	52,250
		209,233
Auto Manufactering—1.7%
DaimlerChrysler,
Notes, 8.5%, 2031	100,000	114,524
Banking—6.0%
Bank of America,
Sub. Notes, 7.4%, 2011	50,000	56,948
Chuo Mitsui Trust & Banking,
Sub. Notes, 5.506%, 2049	100,000 [a]	95,774
Keycorp,
Sub. Notes, 7.5%, 2006	50,000	51,905
Washington Mutual,
Sub. Notes, 4.625%, 2014	100,000	96,455
Zions Bancorporation,
Sub. Notes, 6%, 2015	100,000	106,770
		407,852
Building Materials—1.1%
American Standard,
Bonds, 5.5%, 2015	75,000 [a]	77,160
Chemicals—2.4%
Dow Chemical,
Notes, 6%, 2012	50,000	54,234
RPM International,
Bonds, 6.25%, 2013	100,000	105,610
		159,844

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Commercial Services—2.7%
Aramark Services,
Sr. Notes, 6.375%, 2008	100,000	105,126
WMX Technology
Notes, 7%, 2005	75,000	75,055
		180,181
Diversified Financial Services—14.9%
Amvescap,
Notes, 4.5%, 2009	50,000	49,735
Boeing Capital:
Bonds, 5.8%, 2013	18,000 [b]	19,180
Notes, 6.5%, 2012	50,000 [b]	55,137
CIT,
Notes, 3.04%, 2007	53,000 [c]	53,122
Capital One Bank,
Sub. Notes, 6.5%, 2013	78,000	84,507
Citigroup,
Sub. Notes, 5%, 2014	75,000	75,635
Ford Motor Credit,
Notes, 7.375%, 2009	100,000	96,289
GMAC:
Bonds, 8%, 2031	65,000	54,827
Notes, 6.875%, 2011	125,000	109,650
Glencore Funding,
Notes, 6%, 2014	100,000 [a]	94,879
International Lease Finance,
Notes, 4.75%, 2012	100,000	98,418
MBNA,
Sr. Notes, Ser. F, 7.5%, 2012	50,000	56,964
Morgan Stanley,
Sub. Notes, 4.75%, 2014	60,000	58,097
SLM,
Notes, Ser. A, 5.375%, 2014	100,000	103,439
		1,009,879
Electric Utilities—8.4%
Allegheny Energy,
Notes, 7.75%, 2005	75,000	75,769
Cogentrix Energy (Gtd. by Goldman Sachs),
Sr. Notes, 8.75%, 2008	55,000 [a]	62,905

8

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Electric Utilities (continued)
Dominion Resources,
Sr. Notes, Ser. B, 7.625%, 2005	50,000	50,409
Entergy Arkansas,
First Mortgage, 6.125%, 2005	100,000	100,425
Jersey Central Power & Light,
First Mortgage Notes, 5.625%, 2016	23,000	23,854
Monongahela Power,
First Mortgage, 5%, 2006	50,000	50,628
Nisource Finance,
Notes, 3.2%, 2006	100,000	98,694
Pacific Gas & Electric,
First Mortgage, 4.8%, 2014	23,000	22,871
TXU Energy,
Sr. Notes, 7%, 2013	75,000	83,371
		568,926
Entertainment—.9%
GTECH,
Sr. Notes, 4.5%, 2009	60,000 [a]	59,254
Environmental Control—.8%
Republic Services,
Notes, 6.086%, 2035	50,000 [a]	52,180
Food & Beverages—.3%
Miller Brewing,
Notes, 4.25%, 2008	20,000 [a]	19,817
Gaming & Lodging—1.7%
Harrah’s Operating,
Sr. Notes, 8%, 2011	100,000	114,250
Health Care—1.8%
HCA,
Notes, 5.5%, 2009	21,000	20,940
Manor Care,
Gtd. Notes, 6.25%, 2013	20,000	21,433
Medco Health Solutions,
Sr. Notes, 7.25%, 2013	22,000	24,492
Wyeth,
Bonds, 6.5%, 2034	50,000	56,661
		123,526

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Manufacturing—3.0%
Bombardier,
Notes, 6.3%, 2014	100,000 [a,b]	86,500
Tyco International,
Gtd. Notes, 5.8%, 2006	115,000	117,759
		204,259
Media—3.7%
British Sky Broadcasting,
Notes, 7.3%, 2006	50,000	52,288
Clear Channel Communications,
Sr. Notes, 5%, 2012	50,000	47,411
Comcast,
Sr. Notes, 6.5%, 2015	24,000	26,470
Comcast Cable Communications,
Sr. Notes, 6.75%, 2011	50,000 [b]	54,946
TCA Cable TV,
Debs., 6.53%, 2028	30,000	31,754
Time Warner Entertainment,
Sr. Notes, 8.375%, 2033	27,000	35,242
		248,111
Mining & Metals—1.2%
Alcoa,
Notes, 4.25%, 2007	15,000	15,029
Noranda,
Debs., 7%, 2005	65,000	65,463
		80,492
Oil & Gas—6.0%
Amerada Hess,
Notes, 7.3%, 2031	100,000	114,664
Atmos Energy:
Notes, 3.515%, 2007	62,000 [c]	62,122
Sr. Notes, 5.125%, 2013	33,000	33,410
ConocoPhillips,
Notes, 4.75%, 2012	25,000	25,229
Enterprise Products Operating,
Sr. Notes, Ser. B, 4.625%, 2009	100,000	98,538
Kerr-McGee,
Notes, 6.95%, 2024	46,000	42,500
Valero Energy,
Notes, 7.375%, 2006	30,000	30,841
		407,304

10

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Packaging & Containers—1.6%
Sealed Air,
Bonds, 6.875%, 2033	100,000 [a]	111,157
Paper & Forest Products—4.8%
Celulosa Arauco y Constitucion,
Notes, 5.625%, 2015	45,000 [a]	45,244
Georgia-Pacific,
Sr. Notes, 8%, 2024	100,000	107,000
International Paper:
Debs., 5.125%, 2012	50,000	48,986
Notes, 5.85%, 2012	15,000	15,551
Sappi Papier,
Notes, 6.75%, 2012	100,000 [a]	108,814
		325,595
Pipelines—.8%
ANR Pipeline,
Notes, 8.875%, 2010	50,000	54,487
Property-Casualty Insurance—5.6%
Ace Capital Trust II,
Bonds, 9.7%, 2030	100,000	135,419
Assurant,
Sr. Notes, 6.75%, 2034	100,000	110,872
Chubb,
Notes, 6%, 2011	15,000	16,006
Metlife,
Sr. Notes, 5.5%, 2014	68,000	70,897
Oil Casualty Insurance,
Sub. Debs., 8%, 2034	40,000 [a]	42,383
		375,577
Real Estate Investment Trusts—10.3%
Archstone-Smith Operating Trust,
Notes, 5.625%, 2014	100,000	103,125
Arden Realty,
Notes, 5.25%, 2015	75,000	73,871
Boston Properties,
Sr. Notes, 6.25%, 2013	100,000	107,608
Duke Realty,
Sr. Notes, 7.75%, 2009	100,000	111,996
EOP Operating:
Bonds, 7.875%, 2031	50,000	61,566
Sr. Notes, 7%, 2011	30,000	33,181

The Fund 11

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

Real Estate Investment Trusts (continued)
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014	100,000	97,237
Oasis Residential,
Notes, 7.25%, 2006	50,000	52,079
Simon Property,
Notes, 6.875%, 2006	50,000	51,883
		692,546
Retail—1.6%
Tricon Global,
Sr. Notes, 8.875%, 2011	90,000	108,812
Technology—2.3%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	50,000	51,500
IBM,
Notes, 4.875%, 2006	100,000	101,374
		152,874
Telecommunications—6.8%
British Telecommunications,
Notes, 8.375%, 2010	26,000	30,537
Deutsche Telekom International Finance,
Notes, 9.25%, 2032	50,000	74,393
Motorola,
Notes, 4.608%, 2007	30,000	30,229
Nextel Communications,
Sr. Notes, 5.95%, 2014	25,000	25,438
Qwest,
Sr. Notes, 7.875%, 2011	50,000 [a]	51,000
Sprint Capital,
Notes, 8.75%, 2032	100,000	134,882
Verizon Global Funding,
Notes, 4.375%, 2013	100,000	97,388
Verizon Wireless Capital,
Notes, 5.375%, 2006	15,000	15,308
		459,175
U.S. Government—2.2%
U.S. Treasury Notes,
4.25%, 8/15/2013	150,000	151,254
Total Bonds and Notes
(cost $6,700,359)		6,638,467

12

Preferred Stocks—.1%	Shares	Value ($)

Health Care—.1%
Schering-Plough,
Cum. Conv., $3.00
(cost $7,580)	150	8,756

Other Investments—.4%

Resistered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $23,000)	23,000 [d]	23,000

Investment of Cash Collateral
for Securities Loaned—3.3%

Registered Invetment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $224,980)	224,980 [d]	224,980

Total Investments (cost $6,955,919)	102.0%	6,895,203
Liabilities, Less Cash and Receivables	(2.0%)	(135,575)
Net Assets	100.0%	6,759,628

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2005, these securities amounted to $907,067 or 13.4% of net assets.
[b] All of these securities are on loan. At April 30, 2005, the total market value of the fund’s securities on loan is
$215,764 and the total market value of the collateral held by the fund is $224,980.
[c] Variable rate security—interest rate subject to periodic change.
[d] Investments in affiliated money market mutual funds.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Diversified Financial Services	14.9	Money Market Investments	3.7
Real Estate Investment Trusts	10.3	Agricultural	3.1
Electric Utilities	8.4	Manufacturing	3.0
Telecommunications	6.8	Commercial Services	2.7
Banking	6.0	Aerospace & Defense	2.5
Oil & Gas	6.0	Preferred Stocks	.1
Property-Casualty Insurance	5.6	Other	20.4
Paper & Forest Products	4.8
Media	3.7		102.0

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 ( U n a u d i t e d )

			Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $215,764)—Note 1(c):
Unaffiliated issuers			6,707,939	6,647,223
Affiliated issuers			247,980	247,980
Cash denominated in foreign currencies			89	90
Dividends and interest receivable				97,680
Receivable for investment securities sold				59,080
Prepaid expenses				20,615
				7,072,668

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				21
Liability for securities on loan—Note 1(c)				224,980
Cash overdraft due to Custodian				1,924
Payable for investment securities purchased				64,333
Accrued expenses				21,782
				313,040

Net Assets ($)				6,759,628

Composition of Net Assets ($):
Paid-in capital				6,860,015
Accumulated distributions in excess of investment income—net				(382)
Accumulated net realized gain (loss) on investments				(39,289)
Accumulated net unrealized appreciation
(depreciation) on investments				(60,716)

Net Assets ($)				6,759,628

Net Asset Value Per Share
	Class A	Class B	Class C	Class R

Net Assets ($)	4,352,312	1,052,413	714,614	640,289
Shares Outstanding	347,416	83,970	57,022	51,104

Net Asset Value Per Share ($)	12.53	12.53	12.53	12.53

See notes to financial statements.
14

STATEMENT OF OPERATIONS Six Months Ended April 30, 2005 (Unaudited)
Investment Income ($):
Income:
Interest	159,233
Dividends:
Unaffiliated issuers	269
Affiliated issuers	2,932
Income from securities lending	1,569
Total Income	164,003
Expenses:
Management fee—Note 3(a)	20,088
Professional fees	25,187
Registration fees	23,256
Shareholder servicing costs—Note 3(c)	8,965
Custodian fees—Note 3(c)	6,862
Distribution fees—Note 3(b)	5,182
Prospectus and shareholders’ reports	4,139
Trustees’ fees and expenses—Note 3(d)	1,091
Miscellaneous	5,423
Total Expenses	100,193
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)	(58,983)
Net Expenses	41,210
Investment Income—Net	122,793

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(15,720)
Net realized gain (loss) on financial futures	9,267
Net realized gain (loss) on options transactions	385
Net realized gain (loss) on swap transactions	(22,612)
Net realized gain (loss) on forward currency exchange contracts	(735)
Net Realized Gain (Loss)	(29,415)
Net unrealized appreciation (depreciation) on investments, foreign currency transactions, options transactions and swap transactions
(including $4,125 net unrealized appreciation on financial futures)	(162,192)
Net Realized and Unrealized Gain (Loss) on Investments	(191,607)
Net (Decrease) in Net Assets Resulting from Operations	(68,814)

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004

Operations ($):
Investment income—net	122,793	226,793
Net realized gain (loss) on investments	(29,415)	67,013
Net unrealized appreciation
(depreciation) on investments	(162,192)	41,200
Net Increase (Decrease) in Net Assets
Resulting from Operations	(68,814)	335,006

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(87,249)	(155,600)
Class B shares	(16,954)	(23,648)
Class C shares	(11,799)	(20,605)
Class R shares	(13,512)	(23,737)
Net realized gain on investments:
Class A shares	(56,081)	(239,320)
Class B shares	(12,009)	(35,871)
Class C shares	(9,909)	(39,035)
Class R shares	(8,254)	(32,646)
Total Dividends	(215,767)	(570,462)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	44,512	368,674
Class B shares	258,357	214,186
Class C shares	49,664	67,475
Class R shares	44	—
Dividends reinvested:
Class A shares	138,874	382,768
Class B shares	27,948	58,051
Class C shares	18,873	51,481
Class R shares	21,757	56,234
Cost of shares redeemed:
Class A shares	(38,017)	(519,761)
Class B shares	(36,127)	(72,550)
Class C shares	(79,204)	(31,036)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	406,681	575,522
Total Increase (Decrease) in Net Assets	122,100	340,066

Net Assets ($):
Beginning of Period	6,637,528	6,297,462
End of Period	6,759,628	6,637,528
Undistributed (distributions in excess of)
investment income—net	(382)	6,339

16

	Six Months Ended
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004

Capital Share Transactions:
Class A [a]
Shares sold	3,463	27,739
Shares issued for dividends reinvested	10,829	29,388
Shares redeemed	(2,960)	(40,438)
Net Increase (Decrease) in Shares Outstanding	11,332	16,689

Class B [a]
Shares sold	20,038	16,428
Shares issued for dividends reinvested	2,180	4,462
Shares redeemed	(2,816)	(5,645)
Net Increase (Decrease) in Shares Outstanding	19,402	15,245

Class C
Shares sold	3,777	5,029
Shares issued for dividends reinvested	1,471	3,955
Shares redeemed	(6,121)	(2,342)
Net Increase (Decrease) in Shares Outstanding	(873)	6,642

Class R
Shares sold	3	—
Shares issued for dividends reinvested	1,697	4,323
Net Increase (Decrease) in Shares Outstanding	1,700	4,323

a During the period ended October 31, 2004, 2,577 Class B shares representing $33,638 were automatically converted to 2,577 Class A shares.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2005	Year Ended October 31,

Class A Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.07	13.54	12.50
Investment Operations:
Investment income—net [b]	.24	.47	.54
Net realized and unrealized
gain (loss) on investments	(.35)	.24	1.05
Total from Investment Operations	(.11)	.71	1.59
Distributions:
Dividends from investment income—net	(.26)	(.46)	(.55)
Dividends from net realized gain on investments	(.17)	(.72)	—
Total Distributions	(.43)	(1.18)	(.55)
Net asset value, end of period	12.53	13.07	13.54

Total Return (%) [c]	(.94)[d]	5.54	12.84

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.85[e]	2.88	3.06
Ratio of net expenses to average net assets	1.10[e]	1.10	1.10
Ratio of net investment income
to average net assets	3.80[e]	3.60	4.03
Portfolio Turnover Rate	83.36[d]	454.52	801.26

Net Assets, end of period ($ x 1,000)	4,352	4,391	4,325

[a]	From November 1, 2002 (commencement of operations) to October 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized
See notes to financial statements.

18

	Six Months Ended
	April 30, 2005	Year Ended October 31,

Class B Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.07	13.54	12.50
Investment Operations:
Investment income—net [b]	.21	.40	.47
Net realized and unrealized
gain (loss) on investments	(.36)	.25	1.05
Total from Investment Operations	(.15)	.65	1.52
Distributions:
Dividends from investment income—net	(.22)	(.40)	(.48)
Dividends from net realized gain on investments	(.17)	(.72)	—
Total Distributions	(.39)	(1.12)	(.48)
Net asset value, end of period	12.53	13.07	13.54

Total Return (%) [c]	(1.21)[d]	5.03	12.27

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.41[e]	3.40	3.56
Ratio of net expenses to average net assets	1.60[e]	1.60	1.60
Ratio of net investment income
to average net assets	3.30[e]	3.11	3.50
Portfolio Turnover Rate	83.36[d]	454.52	801.26

Net Assets, end of period ($ x 1,000)	1,052	844	668

[a]	From November 1, 2002 (commencement of operations) to October 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	April 30, 2005	Year Ended October 31,

Class C Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.07	13.54	12.50
Investment Operations:
Investment income—net [b]	.19	.37	.43
Net realized and unrealized
gain (loss) on investments	(.36)	.25	1.06
Total from Investment Operations	(.17)	.62	1.49
Distributions:
Dividends from investment income—net	(.20)	(.37)	(.45)
Dividends from net realized gain on investments	(.17)	(.72)	—
Total Distributions	(.37)	(1.09)	(.45)
Net asset value, end of period	12.53	13.07	13.54

Total Return (%) [c]	(1.33)[d]	4.70	12.08

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.61[e]	3.64	3.83
Ratio of net expenses to average net assets	1.85[e]	1.85	1.85
Ratio of net investment income
to average net assets	3.05[e]	2.85	3.25
Portfolio Turnover Rate	83.36[d]	454.52	801.26

Net Assets, end of period ($ x 1,000)	715	757	694

[a]	From November 1, 2002 (commencement of operations) to October 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized
See notes to financial statements.

20

	Six Months Ended
	April 30, 2005	Year Ended October 31,

Class R Shares	(Unaudited)	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.07	13.54	12.50
Investment Operations:
Investment income—net [b]	.26	.50	.57
Net realized and unrealized
gain (loss) on investments	(.36)	.24	1.05
Total from Investment Operations	(.10)	.74	1.62
Distributions:
Dividends from investment income—net	(.27)	(.49)	(.58)
Dividends from net realized gain on investments	(.17)	(.72)	—
Total Distributions	(.44)	(1.21)	(.58)
Net asset value, end of period	12.53	13.07	13.54

Total Return (%)	(.84)[c]	5.83	13.12

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.60[d]	2.62	2.79
Ratio of net expenses to average net assets	.85[d]	.85	.85
Ratio of net investment income
to average net assets	4.05[d]	3.85	4.27
Portfolio Turnover Rate	83.36[c]	454.52	801.26

Net Assets, end of period ($ x 1,000)	640	645	610

[a]	From November 1, 2002 (commencement of operations) to October 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Corporate Bond Fund (the “fund”) is a separate diversified series of Dreyfus Premier Fixed Income Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2005, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held 329,381 Class A shares, 46,465 Class B shares, 46,183 Class C shares and 47,349 Class R shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

22

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data,the nature and duration of restrictions on disposition, an evaluation of the

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Swap transactions are valued daily based upon future cash flows and other factors, such as interest rates and underlying securities. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

24

income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institu-tions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2004 was as follows: ordinary income $565,224 and long-term capital gains $5,238. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.During the period ended April 30,2005,the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken, from November 1, 2004 through October 31, 2005, that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, interest expense, shareholder services plan fees and extraordinary expenses, exceed an annual rate of .85% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The expense reimbursement, pursuant to the undertaking, amounted to $58,983 during the period ended April 30, 2005.

26

During the period ended April 30, 2005, the Distributor retained $21 from commissions earned on sales of the fund’s Class A shares and $732 from contingent deferred sales charges on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2005, Class B and Class C shares were charged $2,440 and $2,742, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2005, Class A, Class B and Class C shares were charged $5,436, $1,220 and $914, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2005, the fund was charged $669 pursuant to the transfer agency agreement.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2005, the fund was charged $6,862 pursuant to the custody agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $3,320, Rule 12b-1 distribution plan fees $871, shareholder services plan fees $1,247, custodian fees $1,421 and transfer agency per account fees $212, which are offset against an expense reimbursement currently in effect in the amount of $7,050.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, options transactions, forward currency exchange contracts and swap transactions during the period ended April 30, 2005, amounted to $5,682,039 and $5,471,667, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund

28

recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At April 30, 2005, there were no financial futures contracts outstanding.

The following summarizes the fund’s call/put options written for the
period ended April	30, 2005:
	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)

Contracts outstanding
October 31, 2004	130,000	953
Contracts expired	130,000	953	570	383
Contracts outstanding
April 30, 2005	—	—

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At April 30, 2005, there were no forward currency exchange contracts outstanding.

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay or receive a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a

30

failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credits protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. At April 30, 2005,there were no credit default swaps outstanding.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At April 30, 2005, accumulated net unrealized depreciation on investments was $60,716, consisting of $65,350 gross unrealized appreciation and $126,066 gross unrealized depreciation.

At April 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

32

For More	Information

Dreyfus Premier	Transfer Agent &
Corporate Bond Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

®

© 2005 Dreyfus Service Corporation 0569SA0405

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER FIXED INCOME FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 27, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 27, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)